Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segments

(17) Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is its Chief Executive Officer. The Company has one business activity and there are no segment managers who are held accountable for operations. Accordingly, the Company has a single reportable segment structure. The Company’s principal operations and decision-making functions are located in the United States.

The following table provides the Company’s revenues by geographical market based on the location where the services were provided or to which product was shipped (in thousands):

	Nine months ended September 30,
	2020	2019
North America	$	$
Asia Pacific
Europe

	$	$

North America includes the United States and related territories. Asia Pacific also includes Australia.

As of September 30, 2020 and December 31, 2019, substantially all of the Company’s long-lived assets were located in the United States of America.

(18) Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is its Chief Executive Officer. The Company has one business activity and there are no segment managers who are held accountable for operations. Accordingly, the Company has a single reportable segment structure. The Company’s principal operations and decision-making functions are located in the United States.

The following table provides the Company’s revenues by geographical market based on the location where the services were provided or to which product was shipped (in thousands):

	Year ended December 31,
	2018	2019

North America	$20,466	$29,862
Asia Pacific	3,704	14,454
Europe	7,129	12,377

	$31,299	$56,693

North America includes the United States and related territories, as well as Canada. Asia Pacific also includes Australia.

As of December 31, 2018 and 2019, substantially all of the Company’s long-lived assets are located in the United States of America.